Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2014
Taxes on Income [Abstract]
Summary of Deferred Tax Assets and Liabilities
	December 31
	2014	2013
	US$ thousands	US$ thousands
Deferred tax assets:
Allowance for doubtful accounts	211	163
Severance pay	68	47
Vacation pay	106	95
Research and development	701	1,023
Tax loss carry forwards	18,881	18,497
Total gross deferred tax assets	19,967	19,825

Valuation allowance	(19,967)	(19,825)

Net deferred tax assets	-	-

Schedule of Loss before Income Taxes
	Year ended December 31
	2014	2013	2012
Israel	(8,995)	(9,013)	(10,583)
United States	(404)	(515)	(524)

Loss before income tax expense	(9,399)	(9,528)	(11,107)

Reconciliation of Income Taxes
	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands

Loss before income tax expense	(9,399)	(9,528)	(11,107)

Theoretical income tax benefit at Israeli
statutory tax rates	(2,491)	(2,382)	(2,777)
Non-deductible expense	27	28	15
Issuance of shares related expenses	(91)	(97)	-
Stock compensation expense	205	305	75
Change in valuation allowance	142	4,349	2,587
Adjustments arising from differences on the tax rate	(34)	(53)	(19)
Tax rate change	-	(1,023)	-
Difference in basis measurement between book
and tax	2,232	(1,201)	-
Others	10	74	119

Income tax expense for the reported year	-	-	-